Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C.  20004



October 3, 2003


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:      STI CLASSIC FUNDS (FILE NOS. 033-45671 AND 811-06557)

Ladies and Gentlemen:

On behalf of STI Classic Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 47, which was filed with the U.S. Securities and Exchange Commission via EDGAR on September 30, 2003, accession number 0000935069-03-001371.

Please do no hesitate to contact me at (215) 963-4790 should you have any questions or comments concerning this filing.

Sincerely,

/s/ Richard W. Grant
--------------------
Richard W. Grant, Esq.